UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment |_|; Amendment Number: N/A
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Scoggin LLC
Address:  660 Madison Avenue, 20th Floor
          New York, NY 10021

13F File Number: 28-04329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Craig Effron
Title:    President
Phone:    212-355-5600
Signature, Place, and Date of Signing:


/s/ Craig Effron               New York, NY                   11/7/00
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Report Type (Check only one.):

|_|   13F HOLDINGS REPORT.

|X|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

        Form 13F File Number                        Name

        28-04327                                    S & E Partners, L.P.
        -----------------------------               ----------------------------
        [Repeat as necessary.]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.